STOCK OPTION PLAN AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STOCK OPTION PLAN AND WARRANTS

NOTE 6 STOCK OPTION PLAN AND WARRANTS

Stock Options

On October 15, 2009, we adopted the 2009 Stock Option Plan (the “2009 Option Plan”), with an aggregate number of 187,500 shares of common stock issuable under the plan. The purpose of the 2009 Option Plan was to assume options that were already issued in the 2006 and 2008 Option plans under Iveda Corporation after the merger with Charmed Homes.

On January 18, 2010, we adopted the 2010 Stock Option Plan (the “2010 Option Plan”), which allows the Board to grant options to purchase up to 125,000 shares of common stock to directors, officers, key employees, and service providers of our company. In 2011, the 2010 Option Plan was amended to increase the number of shares issuable under the 2010 Option Plan to 375,000 shares. In 2012, 2010 Option Plan was again amended to increase the number of shares issuable under the 2010 Option Plan to 1,625,000 shares. The shares issuable pursuant to the 2010 Option Plan were registered with the SEC under Forms S-8 filed on February 4, 2010 (No. 333- 164691), June 24, 2011 (No. 333-175143), and December 4, 2013 (No. 333-192655). The 2010 Option Plan expired on January 18, 2020.

We adopted a new plan called Iveda Solutions, Inc. 2020 Plan (the “2020 Plan”). The 2020 Plan will have a maximum of 1.25 million option shares authorized with similar terms and conditions to the 2010 Option Plan. This plan has not been approved by the shareholders.

As of December 31, 2021, there were 893,438 options outstanding under all the option plans.

Stock options may be granted as either incentive stock options intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), or as options not qualified under Section 422 of the Code. All options are issued with an exercise price at or above the fair market value of the common stock on the date of the grant as determined by our Board of Directors. Incentive stock option plan awards of restricted stock are intended to qualify as deductible performance-based compensation under Section 162(m) of the Code. Incentive Stock Option awards of unrestricted stock are not designed to be deductible to us under Section 162(m). Under the plans, stock options will terminate on the tenth anniversary date of the grant or earlier if provided in the grant.

We have also granted non-qualified stock options to employees and contractors. All non-qualified options are generally issued with an exercise price no less than the fair value of the common stock on the date of the grant as determined by our Board of Directors. Options may be exercised up to ten years following the date of the grant, with vesting schedules determined by us upon grant. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to four years. Standard vested options may be exercised up to three months following date of termination of the relationship unless alternate terms are specified at grant. The fair values of options are determined using the Black-Scholes option-pricing model. The estimated fair value of options is recognized as expense on the straight-line basis over the options’ vesting periods. At December 31, 2021, we had approximately $4,500 unrecognized stock-based compensation.

Stock option transactions during 2021 and 2020 were as follows:

	2021		2020
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	952,025	$5.76	842,650	$6.24
Granted	141,875	11.76	312,500	2.96
Exercised	(62,500)	4.72	(158,750)	1.28
Forfeited or Cancelled	(137,963)	7.44	(44,375)	8.96
Outstanding at End of Year	893,438	6.80	952,025	5.76

Options Exercisable at Year-End	891,563	6.80	952,025	5.76

Weighted-Average Fair Value of Options Granted During the Year	$5.68		$2.00

Information with respect to stock options outstanding and exercisable at December 31, 2021 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2021	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2021	Weighted- Average Exercise Price
$0.32 - $16.24	893,438	6.2	$6.80	891,563	$6.80

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2021	2020
Expected Life	5 yrs	5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	1.00%	0.18%

Warrant transactions during 2021 and 2020 were as follows:

	2021		2020
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	543,754	$3.04	695,439	$3.04
Granted	509,732	2.96	123,732	2.80
Exercised	(78,102)	2.80
Forfeited or Cancelled	(103,125)	2.80	(275,416)	2.88
Outstanding at End of Year	872,259	3.04	543,754	3.04

Warrant Exercisable at Year-End	872,259	3.04	543,754	3.04

Weighted-Average Fair Value of Warrants Granted During the Year	$ 1.12 - $3.92		$ 0.80 - $2.08

Information with respect to warrants outstanding and exercisable at December 31, 2021 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2021	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2021	Weighted- Average Exercise Price
$2.80 - $13.20	872,259	1.5	$3.04	872,259	$3.04

The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2021	2020
Expected Life	1.5 yrs	1.5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	0.18 - 1.00%	0.19 - 1.59%

Previously Reported [Member]
STOCK OPTION PLAN AND WARRANTS

NOTE 6 STOCK OPTION PLAN AND WARRANTS

Stock Options

On October 15, 2009, we adopted the 2009 Stock Option Plan (the “2009 Option Plan”), with an aggregate number of 1,500,000 shares of common stock issuable under the plan. The purpose of the 2009 Option Plan was to assume options that were already issued in the 2006 and 2008 Option plans under Iveda Corporation after the merger with Charmed Homes.

On January 18, 2010, we adopted the 2010 Stock Option Plan (the “2010 Option Plan”), which allows the Board to grant options to purchase up to 1,000,000 shares of common stock to directors, officers, key employees, and service providers of our company. In 2011, the 2010 Option Plan was amended to increase the number of shares issuable under the 2010 Option Plan to 3,000,000 shares. In 2012, 2010 Option Plan was again amended to increase the number of shares issuable under the 2010 Option Plan to 13,000,000 shares. The shares issuable pursuant to the 2010 Option Plan are registered with the SEC under Forms S-8 filed on February 4, 2010 (No. 333- 164691), June 24, 2011 (No. 333-175143), and December 4, 2013 (No. 333-192655). The 2010 Option Plan expired on January 18, 2020.

We adopted a new plan called Iveda Solutions, Inc. 2020 Plan (the “2020 Plan”). The 2020 Plan will have a maximum of 10 million option shares authorized with similar terms and conditions to the 2010 Option Plan. This plan has not been approved by the shareholders.

As of December 31, 2021, there were 7,147,500 options outstanding under all the option plans.

Stock options may be granted as either incentive stock options intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), or as options not qualified under Section 422 of the Code. All options are issued with an exercise price at or above the fair market value of the common stock on the date of the grant as determined by our Board of Directors. Incentive stock option plan awards of restricted stock are intended to qualify as deductible performance-based compensation under Section 162(m) of the Code. Incentive Stock Option awards of unrestricted stock are not designed to be deductible to us under Section 162(m). Under the plans, stock options will terminate on the tenth anniversary date of the grant or earlier if provided in the grant.

We have also granted non-qualified stock options to employees and contractors. All non-qualified options are generally issued with an exercise price no less than the fair value of the common stock on the date of the grant as determined by our Board of Directors. Options may be exercised up to ten years following the date of the grant, with vesting schedules determined by us upon grant. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to four years. Standard vested options may be exercised up to three months following date of termination of the relationship unless alternate terms are specified at grant. The fair values of options are determined using the Black-Scholes option-pricing model. The estimated fair value of options is recognized as expense on the straight-line basis over the options’ vesting periods. At December 31, 2021, we had approximately $4,500 unrecognized stock-based compensation.

Stock option transactions during 2021 and 2020 were as follows:

	2021		2020
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	7,616,200	$0.72	6,741,200	$0.78
Granted	1,135,000	1.47	2,500,000	0.37
Exercised	(500,000)	0.59	(1,270,000)	0.16
Forfeited or Canceled	(1,103,700)	0,93	(355,000)	1.12
Outstanding at End of Year	7,147,500	0.85	7,616,200	0.72

Options Exercisable at Year-End	7,132,500	0.85	7,616,200	0.72

Weighted-Average Fair Value of Options Granted During the Year	$0.71		$0.25

Information with respect to stock options outstanding and exercisable at December 31, 2021 is as follows:

	Options Outstanding			Options Exercisable
Range of Exericse Prices	Number Outstanding at December 31, 2021	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2021	Weighted- Average Exercise Price
$0.04 - $2.03	7,147,500	6.2	$0.85	7,132,500	$0.85

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2021	2020
Expected Life	5 yrs	5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	1.00%	0.18%

Warrant transactions during 2021 and 2020 were as follows:

	2021		2020
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	4,350,034	$0.38	5,563,509	$0.38
Granted	4,077,857	0.37	989,856	0.35
Exercised	(624,819)	0.35
Forfeited or Canceled	(825,000)	0.35	(2,203,331)	0.36
Outstanding at End of Year	6,978,072	0.38	4,350,034	0.38

Warrant Exercisable at Year-End	6,978,072	0.38	4,350,034	0.38

Weighted-Average Fair Value of Warrants Granted During the Year	$0.14 - $0.49		$0.10 - $0.26

Information with respect to warrants outstanding and exercisable at December 31, 2021 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exericse Prices	Number Outstanding at December 31, 2021	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2021	Weighted- Average Exercise Price
$0.35 - $1.65	6,978,072	1.5	$0.38	6,978,072	$0.38

The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2021	2020
Expected Life	1.5 yrs	1.5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	0.18 - 1.00%	0.19 - 1.59%